Employee Benefits - Summary of Amounts and Types of Securities in Related Parties Included in Portfolio Fund (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt [member] | Cementos Mexicanos. S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities		$ 7
Debt [member] | Grupo Televisa, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	$ 28	45
Debt [member] | Grupo Financiero Banorte, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities		7
Debt [member] | BBVA Bancomer, S.A. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	10
Debt [member] | El Puerto de Liverpool, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	30	5
Debt [member] | Grupo Industrial Bimbo, S.A.B. de C. V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	$ 5	19
Debt [member] | Gentera, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities		8
Capital [member] | Grupo Industrial Bimbo, S.A.B. de C. V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities		$ 6